STOCK-BASED COMPENSATION - Restricted and Deferred Share Unit Activity (Details) - shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Restricted share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	2,551,728	2,402,489
Granted and reinvested dividends (in shares)	1,246,949	1,518,926
Exercised (in shares)	(943,096)	(856,212)
Forfeited (in shares)	(407,357)	(513,475)
Outstanding, end of year (in shares)	2,448,224	2,551,728
Deferred share units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding, beginning of year (in shares)	956,410	1,139,884
Granted and reinvested dividends (in shares)	231,590	80,510
Exercised (in shares)	(279,098)	(259,441)
Forfeited (in shares)	(224)	(4,543)
Outstanding, end of year (in shares)	908,678	956,410